Managed Container Fleet (Tables)	9 Months Ended
Sep. 30, 2020
Revenue From Contract With Customer [Abstract]
Schedule of Company's Leasing Equipment

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheet as of September 30, 2020 and December 31, 2019, which consisted of the following:

	September 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,665,640	$(1,566,568)	$4,099,072	$5,582,986	$(1,442,986)	$4,140,000
Containers - managed fleet	3,945	(226)	3,719	16,332	(181)	16,151
Total containers	$5,669,585	$(1,566,794)	$4,102,791	$5,599,318	$(1,443,167)	$4,156,151

Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and nine months ended September 30, 2020 and 2019 were as follows (see Note 5 “Transactions with Affiliates and Container Investors”):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Lease rental income - managed fleet	$15,543	$25,293	$47,075	$77,650
Less: distribution expense to managed fleet container investors	(14,364)	(23,318)	(43,219)	(71,535)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(106)	(123)	(625)	(247)
Management fees from leasing	1,073	1,852	3,231	5,868
Management fees from non-leasing services	1,696	1,582	3,724	5,823
Total management fees	$2,769	$3,434	$6,955	$11,691

Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of September 30, 2020 and December 31, 2019 in the condensed consolidated balance sheets (also, see Note 5 “Transactions with Affiliates and Container Investors”):

	September 30, 2020	December 31, 2019
Accounts receivable - owned fleet	$90,190	$96,158
Accounts receivable - managed fleet	11,581	13,226
Total accounts receivable	$101,771	$109,384

Prepaid expenses and other current assets - owned fleet	$11,608	$14,627
Prepaid expenses and other current assets - managed fleet	38	189
Total prepaid expenses and other current assets	$11,646	$14,816

Accounts payable and accrued expenses - owned fleet	$25,601	$21,451
Accounts payable and accrued expenses - managed fleet	2,116	1,953
Total accounts payable and accrued expenses	$27,717	$23,404

Container contracts payable - owned fleet	$325,897	$9,394
Container contracts payable - managed fleet	—	—
Total container contracts payable	$325,897	$9,394